File No. 033-30394
                                               Under Rule 497(e) of Regulation C


                                     [Logo]
                                    Columbia


                               CMC HIGH YIELD FUND
                           Portfolio of CMC Fund Trust


              Supplement to the Prospectus dated December 16, 1996


MANAGEMENT OF THE FUND. The section of the Prospectus entitled "MANAGEMENT OF THE FUND," appearing on page 11, is amended by replacing the first two paragraphs of that section with the following:

          "The Fund is managed under the general supervision of the Trustees of the Trust. The Trust has contracted with CMC to provide investment advisory services to the Fund. CMC has acted as an investment adviser since 1969 and acts as investment manager for approximately $14 billion of assets of other institutions. CMC is an indirect wholly owned subsidiary of Fleet Financial Group, Inc., a publicly owned multibank holding company registered under the Bank Holding Company Act of 1956 with total assets of approximately $85 billion at December 31, 1996. The address of CMC is 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97207-1350.

          Under the investment contract with the Trust, the Adviser provides research, advice and supervision with respect to investment matters and determines what securities to purchase or sell and what portion of the Fund's assets to invest. The Adviser provides office space and pays all executive salaries and expenses and ordinary expenses of the Fund."

TRANSFER AGENT. The section of the Prospectus entitled "TRANSFER AGENT," appearing on page 12, is amended by replacing the section with the following:

          "Columbia Trust Company (the "Trust Company") acts as transfer agent and dividend paying agent for the Fund. Its address is 1301 S.W. Fifth Avenue, P.O. Box 1350, Portland, Oregon 97207-1350. The Trust Company is an indirect wholly owned subsidiary of Fleet Financial Group, Inc."



                                       December 10, 1997

                                     [Logo]
                                    Columbia


                               CMC HIGH YIELD FUND
                           Portfolio of CMC Fund Trust

                    Supplement to the Statement of Additional
                       Information dated December 16, 1996


MANAGEMENT. The section of the Statement of Additional Information entitled "MANAGEMENT," appearing on page 2 is amended by replacing the first 12 paragraphs with the following:

          "The trustees and officers of the Trust are listed below, together with their principal business occupations. All principal business positions have been held for more than five years, except as follows: Columbia Small Cap Fund, Inc. since August 1996; Columbia Real Estate Equity Fund, Inc. since April 1994; Columbia High Yield Fund, Inc. since July 1993; and except as otherwise indicated. The term "Columbia Funds" refers to Columbia High Yield Fund, Inc., Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia International Stock Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia U.S. Government Securities Fund, Inc., Columbia Special Fund, Inc., Columbia Growth Fund, Inc., Columbia Daily Income Company, Columbia Small Cap Fund, Inc., and Columbia Fixed Income Securities Fund, Inc.

     J. JERRY INSKEEP, JR.,* Chairman, President, Secretary, and Trustee of the Trust; Chairman, President, Secretary, and Director of each of the Columbia Funds; Consultant for Fleet Financial Group, Inc. (since December 1997); formerly Chairman and a Director of Columbia Management Co. (the "Adviser"), the investment adviser of the Fund, Columbia Funds Management Company ("CFMC"), Columbia Trust Company (the "Trust Company"); and formerly a Director of Columbia Financial Center ("Columbia Financial"). Mr. Inskeep's business address is 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97207.

     RICHARD L. WOOLWORTH, Trustee of the Trust (since July 1993); Director of each of the Columbia Funds; Chairman and Chief Executive Officer of Blue Cross and Blue Shield of Oregon; and Chairman and Chief Executive Officer of the Regence Group, health insurers. Mr. Woolworth's address is 100 S. W. Market Street, Portland, Oregon 97201.

     THOMAS R. MACKENZIE, Trustee of the Trust (since December 1997); Director of each of the Columbia Funds; and Chairman of the Board of Directors of Group Mackenzie (architecture, planning, interior design, engineering). Mr. Mackenzie's address is 0690 S.W. Bancroft Street, Portland, Oregon 97201.

     JAMES C. GEORGE, Trustee of the Trust (since December 1997) and Director of each of the Columbia Funds (since June 1994). Mr. George, former investment manager of the Oregon State Treasury (1962-1992), is an investment consultant. Mr. George's business address is 1001 S.W. Fifth Avenue, Portland, Oregon 97204.

          *Mr. Inskeep is an "interested person" as defined by the Investment Company Act of 1940 (the "1940 Act") and receives no trustee fees or salaries from the Fund."

INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES. The section of the Statement of Additional Information entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES," appearing on page 3 is amended by replacing the sixth and seventh paragraphs with the following:

          "The Adviser and the Trust Company are indirect wholly owned subsidiaries of Fleet Financial Group, Inc. ("Fleet"). Fleet and its affiliates provide a wide range of banking, financial and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

          The Adviser acts as an investment manager for approximately $14 billion of assets. The Fund is intended to provide investment vehicles for certain client accounts managed by the Adviser. An independent fiduciary of those client accounts, after careful review of the Fund's Prospectus, Statement of Additional Information, and fees arrangement, approves the investment in the Fund. The independent fiduciary then authorizes the Adviser to purchase and sell shares of the Fund at its discretion for the client's portfolio, subject to any limitations imposed by the authorization.

          The Trust Company acts as transfer agent and dividend crediting agent for the Fund. Its address is 1301 SW Fifth Avenue, P.O. Box 1350, Portland, Oregon 97207. It issues certificates for shares of the Fund, if requested, and records and disburses dividends for the Fund. The Trust pays the Trust Company a per account fee of $1 per month for each shareholder account with the Fund existing at any time during the month, with a minimum aggregate fee of $1,500 per month. In addition, the Trust pays the Trust Company for extra administrative services performed at cost in accordance with a schedule set forth in the agreement between the Trust Company and the Trust and reimburses the Trust Company for certain out-of-pocket expenses incurred in carrying out its duties under that agreement. The Trust paid $18,000 to the Trust Company for services performed for fiscal 1997 under the transfer agent agreement relating to the Fund."



                                       December 10, 1997

                                     [Logo]
                                    Columbia


                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust


              Supplement to the Prospectus dated December 16, 1996


MANAGEMENT OF THE FUNDS. The section of the Prospectus entitled "MANAGEMENT OF THE FUNDS," appearing on page 13, is amended by replacing the first two paragraphs of that section with the following:

          "Each Fund is managed under the general supervision of the Trustees of the Trust. The Trust has contracted with CMC to provide investment advisory services to the Funds. CMC has acted as an investment adviser since 1969 and acts as investment manager for approximately $14 billion of assets of other institutions. CMC is an indirect wholly owned subsidiary of Fleet Financial Group, Inc., a publicly owned multibank holding company registered under the Bank Holding Company Act of 1956 with total assets of approximately $85 billion at December 31, 1996. The address of CMC is 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97207-1350.

          Under the investment contract with the Trust, the Adviser provides research, advice and supervision with respect to investment matters and determines what securities to purchase or sell and what portion of the Fund's assets to invest. The Adviser provides office space and pays all executive salaries and expenses and ordinary expenses of each Fund."

TRANSFER AGENT. The section of the Prospectus entitled "TRANSFER AGENT," appearing on page 14, is amended by replacing the section with the following:

          "Columbia Trust Company (the "Trust Company") acts as transfer agent and dividend paying agent for the Funds. Its address is 1301 S.W. Fifth Avenue, P.O. Box 1350, Portland, Oregon 97207-1350. The Trust Company is an indirect wholly owned subsidiary of Fleet Financial Group, Inc."



                                       December 10, 1997

                                     [Logo]
                                    Columbia

                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust

                    Supplement to the Statement of Additional
                       Information dated December 16, 1996


MANAGEMENT. The section of the Statement of Additional Information entitled "MANAGEMENT," appearing on page 2 is amended by replacing the first 12 paragraphs with the following:

          "The trustees and officers of the Trust are listed below, together with their principal business occupations. All principal business positions have been held for more than five years, except as follows: Columbia Small Cap Fund, Inc. since August 1996; Columbia Real Estate Equity Fund, Inc. since April 1994; Columbia High Yield Fund, Inc. since July 1993; and except as otherwise indicated. The term "Columbia Funds" refers to Columbia High Yield Fund, Inc., Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia International Stock Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia U.S. Government Securities Fund, Inc., Columbia Special Fund, Inc., Columbia Growth Fund, Inc., Columbia Daily Income Company, Columbia Small Cap Fund, Inc., and Columbia Fixed Income Securities Fund, Inc.

     J. JERRY INSKEEP, JR.,* Chairman, President, Secretary, and Trustee of the Trust; Chairman, President, Secretary, and Director of each of the Columbia Funds; Consultant for Fleet Financial Group, Inc. (since December 1997); formerly Chairman and a Director of Columbia Management Co. (the "Adviser"), the investment adviser of the Funds, Columbia Funds Management Company ("CFMC"), Columbia Trust Company (the "Trust Company"); and formerly a Director of Columbia Financial Center ("Columbia Financial"). Mr. Inskeep's business address is 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97207.

     RICHARD L. WOOLWORTH, Trustee of the Trust (since July 1993); Director of each of the Columbia Funds; Chairman and Chief Executive Officer of Blue Cross and Blue Shield of Oregon; and Chairman and Chief Executive Officer of the Regence Group, health insurers. Mr. Woolworth's address is 100 S. W. Market Street, Portland, Oregon 97201.

     THOMAS R. MACKENZIE, Trustee of the Trust (since December 1997); Director of each of the Columbia Funds; and Chairman of the Board of Directors of Group Mackenzie (architecture, planning, interior design, engineering). Mr. Mackenzie's address is 0690 S.W. Bancroft Street, Portland, Oregon 97201.

     JAMES C. GEORGE, Trustee of the Trust (since December 1997) and Director of each of the Columbia Funds (since June 1994). Mr. George, former investment manager of the Oregon State Treasury (1962-1992), is an investment consultant. Mr. George's business address is 1001 S.W. Fifth Avenue, Portland, Oregon 97204.

          *Mr. Inskeep is an "interested person" as defined by the Investment Company Act of 1940 (the "1940 Act") and receives no trustee fees or salaries from the Fund."

INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES. The sixth and seventh paragraph of the Statement of Additional Information entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES," appearing on page 4 of the Statement of Additional Information is amended by replacing those paragraphs with the following:

          "The Adviser and the Trust Company are indirect wholly owned subsidiaries of Fleet Financial Group, Inc. ("Fleet"). Fleet and its affiliates provide a wide range of banking, financial and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

          The Adviser acts as an investment manager for approximately $14 billion of assets. The Funds are intended to provide investment vehicles for certain client accounts managed by the Adviser. An independent fiduciary of those client accounts, after careful review of the Funds' Prospectus, Statement of Additional Information, and fees arrangement, approves the investment in the Funds. The independent fiduciary then authorizes the Adviser to purchase and sell shares of the Fund at its discretion for the client's portfolio, subject to any limitations imposed by the authorization.

          The Trust Company acts as transfer agent and dividend crediting agent for the Funds. Its address is 1301 SW Fifth Avenue, P.O. Box 1350, Portland, Oregon 97207. It issues certificates for shares of the Funds, if requested, and records and disburses dividends for the Funds. The Trust pays the Trust Company a per account fee of $1 per month for each shareholder account with the Fund existing at any time during the month, with a minimum aggregate fee of $1,500 per month. In addition, the Trust pays the Trust Company for extra administrative services performed at cost in accordance with a schedule set forth in the agreement between the Trust Company and the Trust and reimburses the Trust Company for certain out-of-pocket expenses incurred in carrying out its duties under that agreement. The Trust paid $18,000 and $18,000 to the Trust Company for services performed for fiscal 1997 under the transfer agent agreement relating to the Small Cap Fund and the International Stock Fund, respectively."



                                       December 10, 1997


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